Accruals and Other Payables - Schedule of Accruals and Other Payables (Details)		Mar. 31, 2026 USD ($)	Mar. 31, 2026 CNY (¥)	Sep. 30, 2025 CNY (¥)
Schedule of Accruals and Other Payables [Abstract]
Paid on behalf payable	[1]	$ 990,000	¥ 6,829,020
VAT output				142,785
Other taxes		7,493	51,684	77,362
Salaries		10,663	73,554	46,751
Others		22,775	157,102	20,776
Total		$ 1,030,931	¥ 7,111,360	¥ 287,674

[1]	On November 3, 2025, the Company acquired 716,667 shares of Direct Booking Technology Co., Ltd., a Nasdaq-listed company under ticker symbol ZDAI, for a total purchase consideration of US$1,720,000. The Company remitted US$530,000 at closing, while the remaining balance of US$1,190,000 was advanced on its behalf by Huamaotong International Trading Co., Ltd. (“Huamaotong”). As of March 31, 2026, the Company had repaid US$200,000 to Huamaotong, leaving an outstanding unpaid liability of US$990,000 or RMB 6,829,020.